OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,432	$ 3,863
NAFTA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	579	343
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	864	857
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,348	2,052
ACIS
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	531	546
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 110	$ 65